Accounts Payable and Accrued Liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025
Payables and Accruals [Abstract]
Accounts payable	$ 10,842	$ 11,650
Accrued liabilities	23,822	2,254
Holdback payable	500	500
Other payable	910	973
Total	$ 36,074	$ 15,377